Business Combination (Tables)	12 Months Ended
Dec. 31, 2019
Business Combination [Abstract]
Schedule of total purchase price paid

		As of June 12, 2019
		U.S. dollars in thousands
Purchase price:
Share consideration calculation:
Company's market price per share	$1.0274
Number of shares to be issued	3,473,087
Share consideration		3,568
Cash consideration		5,587
Contingent consideration		2,008
Total purchase price		11,163

Schedule of fair values of identifiable assets and liabilities

As of June 12, 2019
U.S. dollars in thousands
The fair values of the identifiable assets and liabilities:
Cash and cash equivalents	79
Accounts receivable - trade	130
Accounts receivable - other	175
Property, plant and equipment	14
Right of use assets	405
Servers	199
Technology and supplier relations*	4,651
Customer relations*	259
Short-term loan	(24)
Accounts payable - trade	(170)
Accounts payable - other	(343)
Contract liabilities	(99)
Lease liabilities	(443)
Deferred taxes liabilities	(1,026)
Total identifiable net assets at fair value	3,807
Goodwill	7,356
Total purchase price	11,163

*

Technology and supplier relations and customer relations are amortized on a straight-line basis over 5 years and 7.5 years, respectively. Goodwill primarily represented the value of expected synergies arising from the acquisition, as well as assembled workforce, and was allocated entirely to the proxy services segment.